Commitments and Contingencies - Future Commitments to Pay for Usage of Port Facilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Other Commitments [Line Items]
2020	$ 556,784
2021	279,254
2022	1,595,262
2023	1,439,097
2024	888,790
Thereafter	829,303
Total	5,588,490
Port Facility Commitments
Other Commitments [Line Items]
2020	79,418
2021	67,671
2022	68,049
2023	70,100
2024	75,112
Thereafter	1,726,575
Total	$ 2,086,925